Derivative Instruments - Summary of Derivatives and Reclassifications (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of loss reclassified from AOCI into income	$ 4.1